SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2019
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Schedule of short-term bank borrowings

	As of December 31,
	2018	2019
	RMB	RMB
East West Bank loan	99,978,003	48,910,799
Bank of China loan	20,000,000	20,000,000
SPD Silicon Valley Bank loan	60,000,000	120,000,000
Bank of Ningbo loan	—	28,483,333
Short-term bank borrowings	179,978,003	217,394,132